Document And Entity Information	May 03, 2021
Document Information [Line Items]
Entity, Registrant Name	DSP GROUP, INC.
Document, Type	8-K
Document, Period End Date	May 03, 2021
Entity, Incorporation, State or Country Code	DE
Entity, File Number	1-35256
Entity, Tax Identification Number	94-2683643
Entity, Address, Address Line One	2055 Gateway Place
Entity, Address, Address Line Two	Suite 480
Entity, Address, City or Town	San Jose
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	95110
City Area Code	408
Local Phone Number	986-4300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	DSPG
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000915778